Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 11 — Stockholders’ Equity

Net Income (Loss) Per Common Share

Basic net income (loss) per common share is computed by dividing net income (loss) attributable to common stockholders, less dividends on restricted stock expected to vest plus gains on redemptions on common stock, by the weighted average number of common shares outstanding for the period. Diluted net income (loss) per common share is computed by dividing net income (loss) attributable to common stockholders by the sum of the weighted average number of common shares outstanding and any potential dilutive shares for the period. Net income (loss) attributable to common stockholders is computed by adjusting net income (loss) for the non-forfeitable dividends paid on non-vested restricted stock.
The following table reconciles the components of basic and diluted net loss per common share:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Net loss from continuing operations attributable to common stockholders(3)	$(4,480,878)	$(1,175,611)	(5,573,814)	$(2,332,760)
Dividends on restricted stock expected to vest and operating partnership units(3)	(82,820)	(2,618)	(45,111)	(5,417)
Gain on redemption of common stock(2)	—	(300)	—	1,575
Basic net loss from continuing operations attributable to common stockholders(3)	$(4,563,698)	$(1,178,529)	$(5,618,925)	$(2,336,602)
Basic net (loss) income from discontinued operations attributable to common stockholders(3)	$(55,115)	$(20,554)	$8,925	$(89,537)
Weighted average common shares outstanding(3)	5,823,296	1,030,392	3,452,032	1,012,870
Potential dilutive shares(1)	—	—	—	—
Weighted average common shares outstanding and potential dilutive shares(4)	5,823,296	1,030,392	3,452,032	1,012,870
Basic loss from continuing operations per share(3)	$(0.78)	$(1.14)	$(1.63)	$(2.31)
Basic (loss) income from discontinued operations per share(3)	$(0.01)	$(0.02)	$0.00	$(0.09)
Diluted loss from continued operations per share(4)	$(0.78)	$(1.14)	$(1.63)	$(2.31)
Diluted (loss) income from discontinued operations per share(4)	$(0.01)	$(0.02)	$0.00	$(0.09)

The number of shares and per share amounts for the prior period have been retroactively restated to reflect the two reverse stock splits of the Class B common stock discussed below.
(1)
Excludes 5,933 and 6,199 shares of Class B common stock and 279,652 and 140,598 Operating Partnership units for the three and six months ended June 30, 2014, respectively, and 6,593 and 6,859 shares of Class B common stock for the three and six months ended June 30, 2013, respectively, related to non-vested restricted stock and Operating Partnership Units, as the effect would be anti-dilutive. Also excludes any potential dilution related to the 1,000 shares of convertible stock outstanding as of June 30, 2013, as there would be no conversion into common shares.

(2)	Represents the difference between the fair value and carrying amount of the common stock upon redemption.
(3)	For 2014, amounts relate to Class A, Class B-1, B-2, B-3 common shares and Long-Term Incentive Plan Units outstanding. For 2013, amounts relate to common shares outstanding.
(4)	For 2014, amounts relate to Class A, Class B-1, B-2, B-3 common shares and Operating Partnership and Long-Term Incentive Plan Units outstanding. For 2013, amounts relate to common shares outstanding.

Common Stock

The Company raised capital in its Continuous Registered Offerings, carried out in a manner consistent with offerings of non-listed REITs, from its inception until September 9, 2013, when it terminated the Continuous Registered Offerings in connection with the Board of Directors’ consideration of strategic alternatives to maximize value to its stockholders. Through September 9, 2013, the Company had raised an aggregate of $22.6 million in gross proceeds through its Continuous Registered Offerings, including its distribution reinvestment plan.
On January 23, 2014, the Company's stockholders approved the second articles of amendment and restatement to our charter, or Second Charter Amendment, that provided, among other things, for the designation of a new share class of Class A common stock, and for the change of each existing outstanding share of our common stock into:
•	1/3 of a share of our Class B-1 common stock; plus
•	1/3 of a share of our Class B-2 common stock; plus
•	1/3 of a share of our Class B-3 common stock.
This transaction was effective upon filing the Second Charter Amendment with the State Department of Assessments and Taxation of the State of Maryland on March 26, 2014. Immediately following the filing of the Second Charter Amendment, we effectuated a 2.264881 to 1 reverse stock split of our outstanding shares of Class B-1 common stock, Class B-2 common stock and Class B-3 common stock, and on March 31, 2014, we effected an additional 1.0045878 to 1 reverse stock split of our outstanding shares of Class B-1 common stock, Class B-2 common stock and Class B-3 common stock.
We refer to Class B-1 common stock, Class B-2 common stock and Class B-3 common stock collectively as “Class B” common stock. We listed our Class A common stock on the NYSE MKT on March 28, 2014. Our Class B common stock is identical to our Class A common stock, except that (i) we do not intend to list our Class B common stock on a national securities exchange, and (ii) shares of our Class B common stock will convert automatically into shares of Class A common stock at specified times, as follows:
•	March 23, 2015, in the case of our Class B-1 common stock;
•	September 19, 2015, in the case of our Class B-2 common stock; and
•	March 17, 2016, in the case of our Class B-3 common stock.

Operating Partnership and Long-Term Incentive Plan Units

On April 2, 2014, concurrently with the completion of the IPO, the Company entered into the Second Amended and Restated Agreement of Limited Partnership, or the Partnership Agreement Amendment, of its Operating Partnership, Bluerock Residential Holdings, L.P. Pursuant to the Partnership Agreement Amendment, the Company is the sole general partner of the Operating Partnership and may not be removed as general partner by the limited partners with or without cause. The limited partners of the Operating Partnership, which are also parties to the Partnership Agreement Amendment, are Bluerock REIT Holdings, LLC, our Manager, BR-NPT Springing Entity, LLC, or NPT, Bluerock Property Management, LLC, or BPM, and the Company’s former advisor, Bluerock Multifamily Advisor, LLC, or our Former Advisor, all of which are affiliates of the Company.
Prior to the completion of the IPO, the Company owned, directly and indirectly, 100% of the limited partnership units in the Operating Partnership. Effective as of the completion of the IPO, limited partners other than the Company now own approximately 9.87% of the Operating Partnership.
The Partnership Agreement Amendment provides, among other things, that the Operating Partnership initially has two classes of limited partnership interests, which are units of limited partnership interest, or OP Units, and the Operating Partnership’s long-term incentive plan units, or LTIP Units. In calculating the percentage interests of the partners of the Operating Partnership, holders of LTIP Units are treated as holders of OP Units and LTIP Units are treated as OP Units. In general, LTIP Units will receive the same per-unit distributions as the OP Units. Initially, each LTIP Unit will have a capital account balance of zero alternatives to maximize value to its stockholders. Through September 9, 2013, the Company had raised an aggregate of $22.6 million in gross proceeds through its Continuous Registered Offerings, including its distribution reinvestment plan.

Operating Partnership and Long-Term Incentive Plan Units

On April 2, 2014, concurrently with the completion of the IPO, the Company entered into the Second Amended and Restated Agreement of Limited Partnership, or the Partnership Agreement Amendment, of its Operating Partnership, Bluerock Residential Holdings, L.P. Pursuant to the Partnership Agreement Amendment, the Company is the sole general partner of the Operating Partnership and may not be removed as general partner by the limited partners with or without cause. The limited partners of the Operating Partnership, which are also parties to the Partnership Agreement Amendment, are Bluerock REIT Holdings, LLC, our Manager, BR-NPT Springing Entity, LLC, or NPT, Bluerock Property Management, LLC, or BPM, and the Company’s former advisor, Bluerock Multifamily Advisor, LLC, or our Former Advisor, all of which are affiliates of the Company.
Prior to the completion of the IPO, the Company owned, directly and indirectly, 100% of the limited partnership units in the Operating Partnership. Effective as of the completion of the IPO, limited partners other than the Company now own approximately 9.87% of the Operating Partnership.
The Partnership Agreement Amendment provides, among other things, that the Operating Partnership initially has two classes of limited partnership interests, which are units of limited partnership interest, or OP Units, and the Operating Partnership’s long-term incentive plan units, or LTIP Units. In calculating the percentage interests of the partners of the Operating Partnership, holders of LTIP Units are treated as holders of OP Units and LTIP Units are treated as OP Units. In general, LTIP Units will receive the same per-unit distributions as the OP Units. Initially, each LTIP Unit will have a capital account balance of zero and, therefore, will not have full parity with OP Units with respect to liquidating distributions. However, the Partnership Agreement Amendment provides that “book gain,” or economic appreciation, in the Company’s assets realized by the Operating Partnership as a result of the actual sale of all or substantially all of the Operating Partnership’s assets or the revaluation of the Operating Partnership’s assets as provided by applicable U.S. Department of Treasury regulations will be allocated first to the holders of LTIP Units until the capital account per unit of LTIP Unit holders is equal to the average capital account per-unit of the Company’s OP Units in the Operating Partnership. We expect that the Operating Partnership will issue OP Units to limited partners, including the Company, in exchange for capital contributions of cash or property, and will issue LTIP Units pursuant to the Company’s 2014 Equity Incentive Plan for Individuals and 2014 Equity Incentive Plan for Entities, or collectively the Incentive Plans, to persons who provide services to the Company, including the Company’s officers, directors and employees.
Pursuant to the Partnership Agreement Amendment, any holders of OP Units other than the Company or its subsidiaries, will receive redemption rights, which, subject to certain restrictions and limitations, will enable them to cause the Operating Partnership to redeem their OP Units in exchange for cash or, at the Company’s option, shares of the Company’s Class A common stock. The Company has agreed to file, not earlier than one year after the closing of the IPO, one or more registration statements registering the issuance or resale of shares of its Class A common stock issuable upon redemption of the OP Units issued upon conversion of LTIP Units, which include those issued to the Manager and the Former Advisor. Subject to certain exceptions, the Operating Partnership will pay all expenses in connection with the exercise of registration rights under the Partnership Agreement Amendment.

Share Repurchase Plan and Redeemable Common Stock

On June 27, 2013, following a meeting of its Board of Directors, the Company decided to explore strategic alternatives to enhance the growth of its portfolio. In anticipation of its review of strategic alternatives, the Board of Directors, including all of the Company’s independent directors, voted to suspend the Company’s share repurchase plan as of June 27, 2013 through the third quarter of 2013. In addition, the Company’s Board of Directors, including all of the Company’s independent directors, voted to suspend payment of pending repurchase requests under the share repurchase plan that were queued as of June 27, 2013 for repurchase.
On August 23, 2013, the Company’s Board of Directors, including all of the Company’s independent directors, voted to terminate the Company’s Distribution Reinvestment Plan, or the (“DRP”). The termination of the DRP eliminated the source of proceeds for the repurchase of shares under the share repurchase plan and, therefore, the Company’s Board of Directors, including all of the Company’s independent directors, voted to terminate the share repurchase plan, effective as of September 9, 2013.
The aggregate amount of any accrued redemptions and redeemable common stock were reclassified back to additional paid-in capital at that time.

Stock-based Compensation for Independent Directors

Prior to the Company’s IPO on April 2, 2014, the Company’s independent directors received an automatic grant of 5,000 shares of restricted stock on the initial effective date of the Continuous Registered Offerings and received an automatic grant of 2,500 shares of restricted stock when such directors were reelected at each annual meeting of the Company’s stockholders thereafter through the 2013 annual meeting on August 5, 2013. To the extent allowed by applicable law, the independent directors were required to pay any purchase price for these grants of restricted stock. The restricted stock vested 20% at the time of the grant and 20% on each anniversary thereafter over four years from the date of the grant. All restricted stock receive distributions, whether vested or unvested. The value of the restricted stock granted was determined at the date of grant. Commencing with the Company’s IPO, the Directors will no longer receive automatic grants upon appointment or reelection at each annual meeting of the Company’s stockholders.
A summary of the status of the Company’s non-vested shares as of June 30, 2014, and changes during the six months ended June 30, 2014, is as follows:

Non Vested shares	Shares(1)	Weighted average grant-date fair value(1)
Balance at January 1, 2014	6,593	$150,000
Granted	—	—
Vested	(659)	(15,000)
Forfeited	—	—
Balance at June 30, 2014	5,934	$135,000

(1)	The number of shares and per share amounts for the prior period have been retroactively restated to reflect the two reverse stock splits of the Class B common stock discussed above.
At June 30, 2014, there was $93,750 of total unrecognized compensation cost related to unvested restricted stocks granted under the independent director compensation plan. The original cost is expected to be recognized over a period of four years. The total fair value of shares vested during the six months ended June 30, 2014 was $15,000.
The Company currently uses authorized and unissued shares to satisfy share award grants.

Distributions

On December 27, 2013, the Company's Board of Directors authorized, and the Company declared, distributions on its common stock, for the month of January 2014 at a rate of $0.05945211 per share to stockholders of record at the close of business on January 31, 2014. Distributions payable to each stockholder of record were paid in cash on February 3, 2014.
On March 13, 2014, the Company's Board of Directors authorized, and the Company declared, distributions on its common stock, for the month of February 2014, at a rate of $0.05369868 per share for stockholders of record at the end of business on February 28, 2014. Distributions payable to each stockholder of record were paid in cash on or before the 15th day of the following month.
On April 8, 2014, the Company's Board of Directors declared monthly distributions for the second quarter of 2014 equal to a quarterly rate of $0.29 per share on both the Company’s Class A common stock and Class B common stock, payable to the stockholders of record as of April 25, 2014, May 25, 2014 and June 25, 2014, which will be paid in cash on May 5, 2014, June 5, 2014 and July 5, 2014, respectively. Holders of OP and LTIP Units are entitled to receive “distribution equivalents” at the same time as dividends are paid to holders of the Company's Class A common stock.
The declared dividends equal a monthly distributions on the Class A common stock and the Class B common stock as follows: $0.096666 per share for the distributions paid to stockholders of record as of April 25, 2014, $0.096667 per share for the distributions paid to stockholders of record as of May 25, 2014, and $0.096667 per share for the distributions paid to stockholders of record as of June 25, 2014. A portion of each distributions may constitute a return of capital for tax purposes. There is no assurance that the Company will continue to declare distributions or at this rate.
Distributions for the six months ended June 30, 2014 were as follows:

	Distributions
2014	Declared	Paid
First Quarter
Common Stock	$273,028	$416,491
Class A Common Stock	—	—
Class B-1 Common Stock	—	—
Class B-2 Common Stock	—	—
Class B-3 Common Stock	—	—
OP Units	—	—
LTIP Units	—	—
Total	$273,028	$416,491
Second Quarter
Common Stock	$—	$—
Class A Common Stock	1,303,740	869,150
Class B-1 Common Stock	102,549	68,365
Class B-2 Common Stock	102,549	68,365
Class B-3 Common Stock	102,549	68,365
OP Units	82,000	54,667
LTIP Units	94,418	62,945
Total	$1,787,805	$1,191,857

Note 11 — Stockholders’ Equity

Net (Loss) Income Per Common Share

Basic net (loss) income per common share is computed by dividing net (loss) income attributable to common shareholders, less dividends on restricted stock expected to vest plus gains on redemptions on common stock, by the weighted average number of common shares outstanding for the period. Diluted net income (loss) per common share is computed by dividing net (loss) income attributable to common shareholders by the sum of the weighted average number of common shares outstanding and any potential dilutive shares for the period. Under the two-class method of computing earnings per share, net (loss) income attributable to common shareholders is computed by adjusting net loss for the non-forfeitable dividends paid on non-vested restricted stock.
The following table reconciles the components of basic and diluted net (loss) income per common share:

	For the Year Ended December 31,
	2013	2012
Net (loss) income from continuing operations attributable to common shareholders	$(2,751,129)	$3,732,285
Dividends on restricted stock expected to vest	(11,136)	(11,564)
Gain on redemption of common stock(2)	1,575	4,018
Basic net (loss) income from continuing operations attributable to common shareholders	$(2,760,690)	$3,724,739
Net loss from discontinued operations	$(356,546)	$(720,815)
Net loss from discontinued operations attributable to noncontrolling interest	(136,674)	(909,371)
Basic net (loss) income from discontinued operations attributable to common shareholders	$(219,872)	$188,556
Weighted average common shares outstanding	2,348,849	1,679,778
Potential dilutive shares(1)	—	16,475
Weighted average common shares outstanding and potential dilutive shares	2,348,849	1,696,253
Basic (loss) income from continuing operations per share	$(1.18)	$2.22
Basic (loss) income from discontinued operations per share	$(0.09)	$0.11
Diluted (loss) income from continued operations per share	$(1.18)	$2.20
Diluted (loss) income from discontinued operations per share	$(0.09)	$0.11

(1)
Excludes 15,908 shares related to non-vested restricted stock for the year ended December 31, 2013, as the effect would be anti-dilutive. Also excludes any dilution related to the 1,000 shares of convertible stock as the conversion would be anti-dilutive and currently there would be no conversion into common shares.

(2)	Represents the difference between the fair value and carrying amount of the common stock upon redemption.

Common Stock

Pursuant to its Continuous Registered Offering, the Company offered to the public up to $1 billion in shares of its common stock (exclusive of shares to be sold pursuant to the Company’s distribution reinvestment plan) for $10.00 per share, with discounts available for certain categories of purchasers, and up to $28.5 million in shares of common stock to be issued pursuant to the Company’s distribution reinvestment plan at $9.50 per share. On September 20, 2012, the Company filed a registration statement on Form S-11 with the SEC, to register $500.0 million in shares of its common stock (exclusive of shares to be sold pursuant to the Company’s distribution reinvestment plan) at a price of $10.00 per share (subject to certain volume discounts described in the prospectus), and $50.0 million in shares of its common stock to be sold pursuant to the Company’s distribution reinvestment plan at $9.50 per share, pursuant to the Continuous Follow-On Offering. As permitted by Rule 415 under the Securities Act, the Company continued the Continuous Registered Offering until April 12, 2013, the date the SEC declared the registration statement for the Continuous Follow-On Offering effective, which terminated the Continuous Registered Offering. As of April 12, 2013, the Company had accepted aggregate gross offering proceeds in its Continuous Registered  Offering of $22,231,406. On August 23, 2013, at the recommendation of its Advisor and following the approval of its Board of Directors, the Company terminated its Continuous Follow-On Offering, effective September 9, 2013. As of September 9, 2013, the Company had accepted aggregate gross offering proceeds in its Continuous Follow-On Offering of $330,251, excluding shares sold pursuant to the Company’s distribution reinvestment plan.

Convertible Stock

The Company has issued to its Advisor 1,000 shares of its convertible stock for an aggregate purchase price of $1,000. Upon certain conditions, the convertible stock will convert to shares of common stock with a value equal to 15% of the excess of (i) the Company’s enterprise value (as defined in our charter) plus the aggregate value of distributions paid to stockholders over (ii) the aggregate purchase price paid by stockholders for shares in the Company plus a 8% cumulative, non-compounded, annual return on the original issue price paid for those outstanding shares

Share Repurchase Plan and Redeemable Common Stock

The Company has previously adopted a share repurchase plan that enabled stockholders to sell their shares to the Company in limited circumstances.
There were several limitations on the Company’s ability to repurchase shares under the share repurchase plan:
•	The Company could not repurchase shares until the stockholder had held the shares for one year.

•
During any calendar year, the share repurchase plan limited the number of shares the Company was allowed to repurchase to those that the Company could purchase with the net proceeds from the sale of shares under the distribution reinvestment plan during the previous fiscal year.

•	During any calendar year, the Company was not allowed to repurchase in excess of 5% of the number of shares of common stock outstanding as of the same date in the prior calendar year.

Pursuant to the terms of the Company’s share repurchase plan, the purchase price for shares repurchased under the share repurchase plan reflected the Company’s estimated value per share of $10.04 as of December 17, 2012. Except in the instance of a stockholder’s death or qualifying disability, the Company was able to repurchase shares at the lesser of (1) 100% of the average price per share the original purchaser paid to the Company for all of the shares (as adjusted for any stock distributions, combinations, splits, recapitalizations, special distributions and the like with respect to the Company’s common stock), or (2) $9.04 per share (i.e., 90% of the Company’s estimated net asset value per share of $10.04). Repurchases sought upon a stockholder’s death or “qualifying disability”, as that term is defined in the Company’s share repurchase plan, were to be made at a repurchase price of $10.04 per share. Shares subject to repurchase must have been held for at least one year. The Company had no obligation to repurchase shares if the repurchase would violate the restrictions on distributions under Maryland law, which prohibits distributions that would cause a corporation to fail to meet statutory tests of solvency.

The Company’s Board of Directors was allowed to amend or modify any provision of the plan at any time in its discretion without prior notice to participants. In the event that the Company’s Board of Directors amended, suspended or terminated the share repurchase plan, however, the Company was required to send stockholders notice of the change(s) following the date of such amendment, suspension or modification, and to disclose the change(s) in a report filed with the SEC on either Form 8-K, Form 10-Q or Form 10-K, as appropriate.

The Company recorded amounts that were redeemable under the share repurchase plan as redeemable common stock in the accompanying consolidated balance sheets because the shares were redeemable at the option of the holder and, therefore, their redemption was outside the Company’s control. The maximum amount redeemable under the Company’s share repurchase plan was limited to the number of shares the Company could repurchase with the amount of the net proceeds from the sale of shares under the distribution reinvestment plan during the prior fiscal year. However, because the amounts that could be repurchased in future periods was determinable and only contingent on an event that was likely to occur (e.g., the passage of time), the Company presented the net proceeds from the current dividend reinvestment plan, net of current year redemptions, as redeemable common stock in the accompanying consolidated balance sheets.

The Company classified financial instruments that represent a mandatory obligation to the Company to repurchase shares as liabilities. When the Company determined it had a mandatory obligation to repurchase shares under the share repurchase plan, the Company would reclassify such obligations from temporary equity to a liability based upon their respective settlement values. In addition, upon reclassification of such obligation to a liability, the difference between the fair value of the instrument and the carrying amount was added to (or subtracted from) net earnings available to common shareholders in the calculation of earnings per share.

The Company limited the dollar value of shares that may be repurchased under the program as described above.

During the year ended December 31, 2013, the Company redeemed $98,425 of common stock as a result of redemption requests. Proceeds from the Company’s distribution reinvestment plan for the year ended December 31, 2012 were $454,711, which under the Company’s share redemption plan established the maximum amount of redemption requests the Company could satisfy during the year ended December 31, 2013, subject to exceptional circumstances as determined by the Board of Directors. In September 2012, $59,005 of shares were repurchased based on extraordinary circumstances, leaving $395,706 available to fulfill redemption requests in 2013. As of December 31, 2013, the Company received a total of nine redemption requests during the year ended December 31, 2013 for an aggregate of 25,129 shares, not including the partially deferred redemption request from the year ended December 31, 2012 in the amount of $23,125. The Company honored the deferred redemption requests from 2012 in full. Of the remaining redemption requests, the Company honored a total of 7,500 shares aggregating $75,300. The average redemption price for the fulfilled redemptions during the year ended December 31, 2013 was $9.84 per share. Funds for the payment of redemption requests were derived from the proceeds of the Company’s distribution reinvestment plan.

On June 27, 2013, following a meeting of its Board of Directors, the Company decided to explore strategic alternatives to enhance the growth of its portfolio. In anticipation of its review of strategic alternatives, the Board of Directors, including all of the Company’s independent directors, voted to suspend the Company’s share repurchase plan as of June 27, 2013 through the third quarter of 2013. In addition, the Company’s Board of Directors, including all of the Company’s independent directors, voted to suspend payment of pending repurchase requests under the share repurchase plan that were queued as of June 27, 2013 for repurchase.

On August 23, 2013, the Company’s Board of Directors, including all of the Company’s independent directors, voted to terminate the Company’s Distribution Reinvestment Plan (“DRP”). The termination of the DRP eliminated the source of proceeds for the repurchase of shares under the share repurchase plan and, therefore, the Company’s Board of Directors, including all of the Company’s independent directors, voted to terminate the share repurchase plan, effective as of September 9, 2013.

As a result of the termination of the share repurchase program, the repurchase requests received from stockholders during the second quarter of 2013, with respect to 17,629 shares aggregating $169,366, will not be fulfilled. As the Company does not intend to fulfill any requests in the future, the aggregate amount of any accrued redemptions and redeemable common stock has been reclassified back to additional paid-in capital as of December 31, 2013.

Equity Compensation Plan

The Company previously adopted the Bluerock Residential Growth REIT, Inc. (formerly Bluerock Multifamily Growth REIT, Inc.) Long Term Incentive Plan (the “Former Incentive Plan”), in order to enable the Company to (1) provide an incentive to the Company’s employees, officers, directors, and consultants and employees and officers of the Advisor to increase the value of the Company’s common stock, (2) give such persons a stake in the Company’s future that corresponds to the stake of each of its stockholders, and (3) obtain or retain the services of these persons who are considered essential to the Company’s long-term success, by offering such persons an opportunity to participate in the Company’s growth through ownership of its common stock or through other equity-related awards. The Company had reserved and authorized an aggregate number of 2,000,000 shares of its common stock for issuance under the Former Incentive Plan.

Stock-based Compensation for Independent Directors

The Company’s independent directors received an automatic grant of 5,000 shares of restricted stock on the effective date of the Initial Public Offering and will receive an automatic grant of 2,500 shares of restricted stock when such directors are reelected at each annual meeting of the Company’s stockholders thereafter. Each person who thereafter is elected or appointed as an independent director will receive an automatic grant of 5,000 shares of restricted stock on the date such person is first elected as an independent director and an automatic grant of 2,500 shares of restricted stock when such director is reelected at each annual meeting of the Company’s stockholders thereafter. To the extent allowed by applicable law, the independent directors will not be required to pay any purchase price for these grants of restricted stock. The restricted stock will vest 20% at the time of the grant and 20% on each anniversary thereafter over four years from the date of the grant. All restricted stock may receive distributions, whether vested or unvested. The value of the restricted stock to be granted is not determinable until the date of grant.

On August 5, 2013, the Company’s three independent directors received an automatic grant of 2,500 shares each of restricted stock after their re-election to the Board of Directors at the Company’s annual meeting.

A summary of the status of the Company’s non-vested shares as of December 31, 2013 and 2012, is as follows:

Non Vested shares	Shares	Weighted average grant-date fair value
Balance at January 1, 2012	16,500	165,000
Granted	7,500	75,000
Vested	(7,500)	(75,000)
Forfeited	—	—
Balance at December 31, 2012	16,500	165,000
Granted	7,500	75,000
Vested	(9,000)	(90,000)
Forfeited	—	—
Balance at December 31, 2013	15,000	$150,000
At December 31, 2013, there was $118,750 of total unrecognized compensation cost related to unvested stock options granted under the Plan. That cost is expected to be recognized over a period of four years. The total fair value of shares vested during the year ended December 31, 2013, was $90,000.

The Company currently uses authorized and unissued shares to satisfy share award grants.

Distributions

Distributions, including distributions paid by issuing shares under the distribution reinvestment plan, for the year ended December 31, 2013 were as follows:

	Distributions
2013	Declared	Paid
First Quarter	$393,291	$385,167
Second Quarter	412,265	413,477
Third Quarter	426,066	423,134
Fourth Quarter	425,648	421,686
	$1,657,270	$1,643,464
Distributions were calculated based on stockholders of record per day during the period. Cash distributions were calculated at a rate of $0.00191781 per share of common stock per day, which would equal a daily amount that, if paid each day for a 365-day period, would equal a 7.0% annualized rate based on a purchase price of $10.00 per share. Stock distributions were calculated at a rate of $0.00219178 per share of common stock per day, which would equal a daily amount that, if paid each day for a 365-day period, would equal an 8.0% annualized rate based on a purchase price of $10.00 per share.